SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION

18. SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Following the further expansion of module business and entering into the wafer business in 2011, the Group operated and viewed its performance in three segments, the following tables summarized the Company’s revenue and cost generated from different revenue streams. The prior year segment information has been restated to be consistent with the current year reportable segments. Substantially all of its revenues are derived in the PRC. The Group’s long-lived assets and operations are substantially all located in the PRC.

The following table summarized the Group’s revenue by segment:

Year ended December 31, 2009	Polysilicon	Module	Wafer	Elimination	Total
Revenue - External	$111,193,477	$—	$—	$—	$111,193,477
Cost	69,251,610	—	—	—	69,251,610

Gross profit	$41,941,867	$—	$—	$—	$41,941,867

Year ended December 31, 2010	Polysilicon	Module	Wafer	Elimination	Total
Revenue - External	$217,921,352	$13,983,833	$10,780,339	$—	$242,685,524
Revenue - Intersegment	—	—	24,113,136	(24,113,136)	—

Total revenue	217,921,352	13,983,833	34,893,475	(24,113,136)	242,685,524
Cost	113,910,595	14,330,881	27,546,044	(19,303,593)	136,483,927

Gross profit (loss)	$104,010,757	$(347,048)	$7,347,431	$(4,809,543)	$106,201,597

Year ended December 31, 2011	Polysilicon	Module	Wafer	Elimination	Total
Revenue - External	$218,915,487	$29,082,384	$7,834,147	$	$255,832,018
Revenue - Intersegment	3,629,075	—	3,487,443	(7,116,518)	—

Total revenue	222,544,562	29,082,384	11,321,590	(7,116,518)	255,832,018
Total Cost	127,894,535	31,099,348	17,548,029	(6,818,938)	169,722,974

Gross profit (loss)	$94,650,027	$(2,016,964)	$(6,226,439)	$(297,580)	$86,109,044

The following customers accounted for 10% or more of revenues:

	Year ended December 31,
	2009			2010			2011
Customer A		$31,431,284			$33,763,866			$28,219,079
Customer I		$14,754,184			$—			$—
Customer K		$13,413,152			$—		$		*
Customer D	$		*		$30,273,322			$27,214,590
Customer F	$		*	$		*		$33,140,475
Customer C		$—		$		*		$28,570,338

*	Represents less than 10%